UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Admiral Advisors LLC
Address: 666 Third Avenue, 26th Floor
         New York, NY  10017

13F File Number:  28-12004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marran H. Ogilvie
Title:     General Counsel
Phone:     212-845-7909

Signature, Place, and Date of Signing:

      /s/ Marran H. Ogilvie     New York, NY     February 28, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-06309                      Ramius Capital Group, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $283,701 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASHWORTH INC                   COM              04516H101    11958  1647124 SH       SOLE                  1647124        0        0
BALLY TOTAL FITNESS HLDG COR   COM              05873K108      540   220412 SH       SOLE                   220412        0        0
BARNES & NOBLE INC             COM              067774109     8006   201600 SH       SOLE                   201600        0        0
BOTTOMLINE TECH DEL INC        COM              101388106     6956   607471 SH       SOLE                   607471        0        0
CPI CORP                       COM              125902106    13110   282000 SH       SOLE                   282000        0        0
EMBARCADERO TECHNOLOGIES INC   COM              290787100      514    84000 SH       SOLE                    84000        0        0
FLORIDA EAST COAST INDS        COM              340632108    14755   247560 SH       SOLE                   247560        0        0
GRAVITY CO LTD                 SPONSORED ADR    38911N107     3615   617889 SH       SOLE                   617889        0        0
GRIFFON CORP                   COM              398433102      536    21000 SH       SOLE                    21000        0        0
HERLEY INDS INC DEL            COM              427398102     1632   100799 SH       SOLE                   100799        0        0
I-MANY INC                     COM              44973Q103     3708  2247206 SH       SOLE                  2247206        0        0
INTERNATIONAL ALUM CORP        COM              458884103     4848    99454 SH       SOLE                    99454        0        0
LAMSON & SESSIONS CO           COM              513696104    22559   929900 SH       SOLE                   929900        0        0
PEP BOYS MANNY MOE & JACK      COM              713278109    28003  1884453 SH       SOLE                  1884453        0        0
PHOENIX TECHNOLOGY LTD         COM              719153108    14863  3302941 SH       SOLE                  3302941        0        0
RAILAMERICA INC                COM              750753105    18119  1126776 SH       SOLE                  1126776        0        0
S1 CORPORATION                 COM              78463B101    26062  4729937 SH       SOLE                  4729937        0        0
SAIA INC                       COM              78709Y105     6056   260918 SH       SOLE                   260918        0        0
SCHULMAN A INC                 COM              808194104    22025   989873 SH       SOLE                   989873        0        0
SERVICEMASTER CO               COM              81760N109    16803  1281677 SH       SOLE                  1281677        0        0
SHARPER IMAGE CORP             COM              820013100    16946  1832012 SH       SOLE                  1832012        0        0
STRIDE RITE CORP               COM              863314100    14454   958501 SH       SOLE                   958501        0        0
SYMS CORP                      COM              871551107     8172   410471 SH       SOLE                   410471        0        0
TOLLGRADE COMMUNICATIONS INC   COM              889542106     6053   572649 SH       SOLE                   572649        0        0
USA TRUCK INC                  COM              902925106     4020   250439 SH       SOLE                   250439        0        0
VALASSIS COMMUNICATIONS INC    COM              918866104     1979   136500 SH       SOLE                   136500        0        0
WARNACO GROUP INC              COM NEW          934390402     7409   291904 SH       SOLE                   291904        0        0